Goodwill, Other Intangible Assets and Out-of-market Contracts	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible Assets and Out-of-market Contracts	Note 9. Goodwill, Other Intangible Assets and Out-of-market ContractsNote 9. Goodwill, Other Intangible Assets and Out-of-market ContractsNote 9. Goodwill, Other Intangible Assets and Out-of-market ContractsNote 9. Goodwill, Other Intangible Assets and Out-of-market ContractsNote 9. Goodwill, Other Intangible Assets and Out-of-market Contracts
Note 9. Goodwill, Other Intangible Assets and Out-of-market Contracts
Goodwill
The Company had no goodwill reported on the Consolidated Balance Sheet as of December 31, 2025 or December 31, 2024. Prior to the full impairment of the goodwill in 2024, the Company tested goodwill for impairment annually, or more frequently, if certain changes in circumstances indicated a possibility that an impairment may have existed. During the fourth quarter of 2024, the Company elected to bypass the qualitative assessment as outlined in ASC 350 and performed its annual quantitative impairment test as of October 1, 2024 using the income approach to estimate each reporting unit’s fair value. A discounted cash flow analysis (income approach) was utilized to determine the fair value of each reporting unit. Using the quantitative approach, the Company made various estimates and assumptions in determining the estimated fair value of each reporting unit. Assumptions inherent in the valuation methodologies included estimates of future projected business results, long-term growth rates, and the weighted-average cost of capital. Significant assumptions utilized in the impairment analysis included the weighted-average cost of capital and terminal growth rates for each reporting unit. As a result of the quantitative test, the Company fully impaired goodwill and recognized an impairment charge of $200.3 million and $21.0 million in the goodwill allocated to the IPP reporting unit and IM reporting unit, respectively, on the Consolidated Statements of Operations for the year ended December 31, 2024. The impairment charges were due to a deterioration in macroeconomic conditions, including a tightening of capital markets, increased volatility impacting the Company’s ability to raise capital, increased interest rates, inflationary pressures, and broader overall economic uncertainty. The cumulative effect of these matters contributed to a challenging operating environment, which resulted in downward revisions of management’s prior forecasts of future projected earnings and cash flows. The Company did not recognize any impairment charges on goodwill for the year ended December 31, 2023.
Intangible Assets and Out-of-market Contracts
Intangible Assets
Intangible assets as of December 31, 2025 consisted of the following:

(in thousands)	Gross carrying amount(1)	Accumulated amortization	Net intangible assets as of December 31, 2025
PPA contracts	$255,627	$(47,610)	$208,017
REC contracts	28,194	(1,650)	26,544
Trademarks	1,364	(631)	733
Channel partner relationships	47,071	(28,644)	18,427
Other intangible assets	2,219	—	2,219
Total intangible assets, net	$334,475	$(78,535)	$255,940
__________________
(1)Gross carrying amount is adjusted for any write offs or impairment charges due to the termination of the PPA contracts.
Intangible assets as of December 31, 2024 consisted of the following:

(in thousands)	Gross carrying amount(1)	Accumulated amortization	Net intangible assets as of December 31, 2024
PPA contracts	$361,512	$(64,820)	$296,692
REC contracts	46,235	(5,820)	40,415
Trademarks	1,364	(585)	779
Channel partner relationships	45,708	(23,433)	22,275
Other intangible assets	2,191	—	2,191
Total intangible assets, net	$457,010	$(94,658)	$362,352
__________________
(1)Gross carrying amount is adjusted for any write offs or impairment charges due to the termination of the PPA contracts.
The decrease in gross contract intangible assets and related accumulated amortization during the year ended December 31, 2025 includes a decrease of $120.9 million and $45.3 million, respectively, related to the sale of certain subsidiaries of GREC Entity HoldCo as well as Celadon Manager LLC, Dogwood Manager LLC, and certain other subsidiaries, as discussed in Note 3. Acquisitions and Divestitures. The decrease in accumulated amortization is offset by $30.0 million of Total Favorable Amortization expense for the year ended December 31, 2025 noted in the table below.
In conjunction with the annual impairment test of goodwill in 2024 as described above, the Company also performed a quantitative test of the channel partner relationships and trademarks intangible assets and recognized an impairment in the IM reporting segment during the fourth quarter of 2024. The multi-period excess earnings method (income approach) was utilized to determine the fair value of the channel partner relationships intangible assets, and the relief from royalty rate method (income approach) was utilized to determine the fair value of the trademarks intangible assets. Using these methods, the Company made various estimates and assumptions in determining the fair value of the IM segment. As a result of the quantitative test, the Company partially impaired the intangible assets and recognized an impairment of $50.4 million related to intangible assets in the IM reporting segment in the year ended December 31, 2024. Additionally, the Company recorded an impairment of $3.5 million in year ended December 31, 2024 related to favorable PPA contracts presented within Intangible assets, net due to the termination of two PPAs by the offtaker in the fourth quarter of 2024 as a result of events of default for failure to meet existing contractual milestones under the applicable PPA. These charges are reported in Impairment of long-lived assets, net and termination costs on the Consolidated Statements of Operations for the year ended December 31, 2024.
The following table presents amortization expense for the intangible assets related to the favorable PPA and REC contracts recorded on the Consolidated Statements of Operations, including the Contract amortization, net that was recorded as a reduction to revenue in the Consolidated Statements of Operations for the periods indicated below:

	For the years ended December 31,
(in thousands)	2025	2024	2023
Total Favorable Amortization expense	$29,991	$36,577	40,792
Favorable Contract amortization as a reduction to revenue	26,099	28,445	31,571
Out-of-market Contracts
The Company has PPA and REC contracts that were acquired in an unfavorable position (out-of-market contracts) recorded as liabilities. Out-of-market contract liabilities as of December 31, 2025 consisted of the following:

(in thousands)	Gross carrying amount	Accumulated amortization	Net out-of-market contracts as of December 31, 2025
PPA contracts	$(164,190)	$26,985	$(137,205)
REC contracts	(17,949)	15,346	(2,603)
Total out-of-market contracts, net	$(182,139)	$42,331	$(139,808)
Out-of-market contract liabilities as of December 31, 2024 consisted of the following:

(in thousands)	Gross carrying amount	Accumulated amortization	Net out-of-market contracts as of December 31, 2024
PPA contracts	$(198,629)	$23,127	$(175,502)
REC contracts	(19,763)	14,625	(5,138)
Total out-of-market contracts, net	$(218,392)	$37,752	$(180,640)
The following table presents the contract amortization recorded as an increase to revenue related to out-of-market contract liabilities for the periods indicated below:

	Year ended December 31,
(in thousands)	2025	2024	2023
Out-of-market contract amortization(1)	$18,680	$14,145	23,511
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(1)For the years ended December 31, 2025, 2024, and 2023, the out-of-market contract amortization includes out-of-market contract terminations of $6.9 million, nil, and $9.0 million, respectively.
The amounts recorded to out-of-market contracts are amortized to Contract amortization, net on the Consolidated Statements of Operations similar to favorable PPA and REC contracts.
The following table presents the total amortization expense related to the Company’s finite-lived intangible asset and liabilities, net, which includes contract amortization on PPA and REC contract intangible assets and out-
of-market contracts, net and amortization expense on channel partner relationships and trademark intangible assets for the periods indicated:

	Year ended December 31,
(in thousands)	2025	2024	2023
Amortization expense on channel partner relationships and trademark intangible assets, net	$3,893	$8,131	$9,221
Contract amortization on PPA and REC contracts, intangible assets and out-of-market contracts, net	7,419	14,301	8,060
Total amortization expense related to intangible assets and liabilities, net	$11,312	$22,432	$17,281
Contract amortization on PPA and REC contract intangible assets and out-of-market contracts is recorded within Contract amortization, net on the Consolidated Statements of Operations. Amortization expense on channel partner relationships and trademark intangible assets is recorded within Depreciation, amortization and accretion on the Consolidated Statements of Operations. During the year ended December 31, 2025, the Company derecognized two out-of-market contracts due to the termination of the related PPAs and recognized $6.9 million within Contract amortization, net on the Consolidated Statements of Operations.
Estimated future amortization expense, net for the above amortizable intangible assets and out-of-market contracts for each of the next five years and thereafter are as follows:

(in thousands)
Year ended December 31,	Amortization Expense
2026	$11,810
2027	11,554
2028	11,506
2029	11,413
2030	11,317
Thereafter	58,532
Total	$116,132
Note 7. Intangible Assets and Out-of-market Contracts
Intangible Assets and Out-of-market Contracts
Intangible Assets
Intangible assets as of June 30, 2026 consisted of the following:

(in thousands)	Gross carrying amount(1)	Accumulated amortization	Net intangible assets as of June 30, 2026
PPA contracts	$255,042	$(56,517)	$198,525
REC contracts	28,023	(1,732)	26,291
Trademarks	1,364	(673)	691
Channel partner relationships	47,071	(30,321)	16,750
Other intangible assets	5,340	(105)	5,235
Total intangible assets, net	$336,840	$(89,348)	$247,492
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(1)Gross carrying amount is adjusted for any write offs or impairment charges due to the termination of PPA contracts.
During the six months ended June 30, 2026, the Company impaired certain intangible assets following the settlement of a dispute related to a PPA contract. Refer to Note 6. Property, Plant and Equipment for further details.
Intangible assets as of December 31, 2025 consisted of the following:

(in thousands)	Gross carrying amount(1)	Accumulated amortization	Net intangible assets as of December 31, 2025
PPA contracts	$255,627	$(47,610)	$208,017
REC contracts	28,194	(1,650)	26,544
Trademarks	1,364	(631)	733
Channel partner relationships	47,071	(28,644)	18,427
Other intangible assets	2,219	—	2,219
Total intangible assets, net	$334,475	$(78,535)	$255,940
__________________
(1)Gross carrying amount is adjusted for any write offs or impairment charges due to the termination of the PPA contracts.
The following table presents amortization expense for the intangible assets related to the favorable PPA and REC contracts recorded on the Consolidated Statements of Operations, including the Contract amortization, net that was recorded as a reduction to revenue in the Consolidated Statements of Operations for the periods indicated below:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Total Favorable Amortization expense	$5,657	$5,608	$11,563	$14,961
Favorable Contract amortization as a reduction to revenue	4,867	6,064	9,738	13,034
Out-of-market Contracts
The Company has PPA and REC contracts that were acquired in an unfavorable position (out-of-market contracts) recorded as liabilities. Out-of-market contract liabilities as of June 30, 2026 consisted of the following:

(in thousands)	Gross carrying amount	Accumulated amortization	Net out-of-market contracts as of June 30, 2026
PPA contracts	$(164,190)	$30,964	$(133,226)
REC contracts	(3,043)	841	(2,202)
Total out-of-market contracts, net	$(167,233)	$31,805	$(135,428)
Out-of-market contract liabilities as of December 31, 2025 consisted of the following:

(in thousands)	Gross carrying amount	Accumulated amortization	Net out-of-market contracts as of December 31, 2025
PPA contracts	$(164,190)	$26,985	$(137,205)
REC contracts	(17,949)	15,346	(2,603)
Total out-of-market contracts, net	$(182,139)	$42,331	$(139,808)
The following table presents the contract amortization recorded as an increase to revenue related to out-of-market contract liabilities for the periods indicated below:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Out-of-market contract amortization(1)	$2,152	$2,997	$4,564	$6,818
__________________
(1)For the six months ended June 30, 2026 and 2025, the out-of-market contract amortization includes out-of-market contract terminations of nil and $6.1 million, respectively.
The amounts recorded to out-of-market contracts are amortized to Contract amortization, net on the Consolidated Statements of Operations similar to favorable PPA and REC contracts.
The following table presents the total amortization expense related to the Company’s finite-lived intangible asset and liabilities, net, which includes contract amortization on PPA and REC contract intangible assets and out-of-market contracts, net and amortization expense on channel partner relationships and trademark intangible assets for the periods indicated:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Amortization expense on channel partner relationships and trademark intangible assets, net	$790	$(456)	$1,825	$1,927
Contract amortization on PPA and REC contracts, intangible assets and out-of-market contracts, net	2,715	3,067	5,174	146
Total amortization expense related to intangible assets and liabilities, net	$3,505	$2,611	$6,999	$2,073
Contract amortization on PPA and REC contract intangible assets and out-of-market contracts is recorded within Contract amortization, net on the Consolidated Statements of Operations. Amortization expense on channel partner relationships and trademark intangible assets is recorded within Depreciation, amortization and accretion on the Consolidated Statements of Operations. During the three and six months ended June 30, 2025, the Company derecognized two out-of-market contracts due to the termination of the related PPAs and recognized $6.1 million within Contract amortization, net on the Consolidated Statements of Operations.
Estimated future amortization expense, net for the above amortizable intangible assets and out-of-market contracts for each of the next five years and thereafter are as follows:

(in thousands)
Period ended June 30,	Amortization Expense
2026-2027	$11,787
2027-2028	11,680
2028-2029	11,680
2029-2030	11,492
2030-2031	10,418
Thereafter	55,007
Total	$112,064